Lease Agreements (Narrative) (Details) - USD ($)		3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 03, 2019	Mar. 31, 2020	Jun. 30, 2018	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2017
Notes Payable		$ 69,915	$ 4,524,347	$ 69,915	$ 1,607		$ 15,223
Interest rate		3.75%	5.50%	3.75%	6.00%		2.50%
Debt maturity				Aug. 12, 2020	Dec. 31, 2019		Jul. 15, 2020
Monthly lease payment				$ 1,500	$ 1,500
Operating Leases, Rent Expense		$ 29,131	$ 5,150	$ 95,925	18,000	$ 35,583
Lease expiration date	Jun. 30, 2021
Weighted average remaining lease term		1 year 6 months		1 year 6 months
Financial Institution [Member]
Notes Payable		$ 724		$ 724	$ 153
Debt maturity				Jul. 31, 2020	Jun. 30, 2022
Monthly lease payment				$ 18,080
Lease term		5 years		5 years	5 years
Lease expiration date				Dec. 31, 2021
Financial Institution [Member] | Financing lease [Member]
Interest rate		8.99%		8.99%
Monthly lease payment				$ 679
Lease term		6 years		6 years
Lease expiration date				Dec. 31, 2025
Financial Institution [Member] | Minimum [Member]
Notes Payable		$ 263		$ 263	$ 253
Interest rate		4.50%		4.50%	4.00%
Debt maturity				Jul. 31, 2019	Jul. 31, 2019
Monthly lease payment				$ 4,530
Lease term		2 years		2 years
Financial Institution [Member] | Maximum [Member]
Notes Payable		$ 461		$ 461	$ 461
Interest rate		4.75%		4.75%	4.75%
Debt maturity					Jul. 31, 2020
Monthly lease payment				$ 1,413
Lease term		3 years		3 years